SEMI-ANNUAL REPORT
                                  JUNE 30, 2001





                        [logo] Lifetime Achievement Fund

                         LIFETIME ACHIEVEMENT FUND, INC.
                              11605 West Dodge Road
                              Omaha, Nebraska 68154
                                 (402) 330-1166

TABLE OF CONTENTS


                     Letter from the President ..........................   2

                     Schedule of Investments ............................   3

                     Statement of Assets and Liabilities ................   4

                     Statement of Operations ............................   5

                     Statement of Changes in Net Assets .................   6

                     Financial Highlights ...............................   7

                     Notes to the Financial Statements ..................   8









 This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Lifetime Achievement Fund, Inc.

LETTER FROM THE PRESIDENT

[photo] Roland Manarin

Dear Shareholder,

Welcome to what I've called, "my fathers account." One of the first things I told my father when I began to invest and diversify his savings was " You're going to lose money two or three times per decade, frequently you'll see 20 to 30% declines and on rare occasions more (1987). Those times will be great opportunities to reposition and to borrow and buy."

Today we are fourteen months into a bear market, and this pessimism is the environment from which the seeds of the next bull market are sown. This is a great time to add to your Lifetime Achievement Fund account.

1999, 1995, 1991, 1988, 1985, etc. were years that followed bear markets and they were all years where we had a great return. My anticipation is that the next 12-18 months will follow the historic pattern. There's a better than even chance that within six months, the light at the end of the tunnel will indeed prove to be not a freight train, but truly the end of the tunnel.

Peace and Goodwill,

/s/ Roland Manarin

Roland Manarin
Manarin Investment Counsel, Ltd.

Lifetime Achievement Fund, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

Name of Security                                                Shares           Value

Equity Funds - 81.0%
-------------------
  Alger Capital Appreciation Portfolio - Class A                263,795      $  2,556,171
  Alger Midcap Growth Portfolio - Class A                       245,248         1,964,436
  Alger Small Cap Portfolio - Class A                           246,458         1,099,204
  Franklin Balance Sheet Fund - Class A                          14,329           584,755
  Franklin Gold & Precious Metals Fund - Class A                447,662         4,319,936
  Franklin Large Cap Fund - Class A                             166,736         1,819,095
  Franklin Microcap Value Fund - Class A                        152,117         3,757,298
  Franklin Technology Fund - Class A (a)                         57,661           354,613
  Franklin Value Fund - Class A                                 108,078         2,735,448
  ICM/Isabella Small Cap Value Fund - Institutional              53,204           735,816
  Ivy European Opportunities Fund - Class A                      99,011         1,372,288
  Ivy Global Science & Technology Fund - Class A                 56,657         1,009,628
  Ivy International Fund - Class A                               87,246         1,933,366
  Ivy Pacific Opportunties Fund - Class A                        28,860           193,362
  Ivy US Emerging Growth Fund - Class A                          91,150         2,435,528
  Monterey OCM Gold Fund                                         81,585           368,765
  Pioneer Emerging Market Fund - Class A                        111,924         1,186,395
  Pioneer Fund - Class A                                         60,137         2,508,908
  Pioneer Small Company Fund - Class A                          254,243         3,869,581
  Pioneer Value Fund - Class A                                  124,072         2,699,796
  Putnam Vista Fund - Class A                                    71,611           726,132
  Templeton Developing Markets Fund - Class A                   139,815         1,491,822
  Templeton Foreign Fund - Class A                              305,234         3,015,712
  Templeton Growth Fund - Class A                               242,034         4,419,543
                                                                             ------------
  Total Equity Funds (Cost - $51,859,761)                                      47,157,598
                                                                             ------------
Equity Securities - 17.6%
-----------------------
Energy - 0.1%
  Petroleum Development Corporation (a)                           7,250            45,748
                                                                             ------------
Financials - 4.3%
  A.G. Edwards, Inc.                                             55,450         2,495,250
                                                                             ------------
Information Technology - 4.1%
  AremisSoft Corporation (a)                                    149,500         2,411,435
                                                                             ------------
Telecommunication Services - 9.1%
  Level 3 Communications, Inc. (a)                              520,685         2,801,285
  WorldCom, Inc. - MCI Group                                      6,518           109,698
  WorldCom, Inc. - WorldCom Group (a)                           162,970         2,424,994
                                                                             ------------
                                                                                5,335,977
                                                                             ------------

  Total Equity Securities (Cost - $18,435,553)                                 10,288,410
                                                                             ------------

Total Investments - 98.6%
  (Cost - $70,295,314) (b)                                                   $ 57,446,008
  Other Assets, Less Liabilities - 1.4%                                           786,595
                                                                             ------------
Net Assets - 100%                                                            $ 58,232,603
                                                                             ============

Other Information:
  At June 30, 2001, net unrealized depreciation based on cost for financial statement and Federal income tax purposes is as follows:
   Gross unrealized appreciation                                             $  2,641,618
   Gross unrealized depreciation                                              (15,490,924)
                                                                             ------------
   Net unrealized depreciation                                               $(12,849,306)
                                                                             ============


  Purchases and sale proceeds of securities other than short-term obligations aggregated $26,796,172 and $5,880,989, respectively, for the period ended June 30, 2001.


  Footnotes
  --------

  (a) Non-income producing security.
  (b) Cost is the same for Federal income tax purposes.



    The accompanying notes are an integral part of the financial statements.   3

Lifetime Achievement Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2001
(Unaudited)

   Assets
   Investments, at value (identified cost - $70,295,314)                          $ 57,446,008
   Cash                                                                                735,006
   Receivables
      Fund shares sold                                                                 173,214
      Dividends and interest                                                             8,872
      Manager for expense reimbursement                                                 75,153
   Other assets                                                                            924

                                                                                  ------------
      Total assets                                                                  58,439,177
                                                                                  ------------

   Liabilities
   Payables
      Fund shares repurchased                                                           40,607
      Management fee                                                                    36,338
      12b-1 service and distribution fees                                                7,787
      Other payables                                                                    11,991
   Accrued expenses                                                                    109,851
                                                                                  ------------
      Total liabilities                                                                206,574
                                                                                  ------------

   Net assets                                                                     $ 58,232,603
                                                                                  ============
   Net asset value and redemption price per share
      ($58,232,603/7,928,725 shares outstanding)                                  $       7.34
                                                                                  ============

   Maximum offering price per share ($7.34 x 100/97.50)                           $       7.53
                                                                                  ============

   Net assets consist of
      Capital paid-in                                                             $ 71,895,275
      Undistributed net realized loss on investments                                  (517,480)
      Accumulated net investment loss                                                 (295,886)
      Net unrealized depreciation on investments                                   (12,849,306)
                                                                                  ------------

   Net assets                                                                     $ 58,232,603
                                                                                  ============



4    The accompanying notes are an integral part of the financial statements.

Lifetime Achievement Fund, Inc.

STATEMENT OF OPERATIONS


For the six months ended June 30, 2001
(Unaudited)

   Investment income
      Income dividends from mutual funds                                       $    28,295
      Interest                                                                      50,850
      Dividend income                                                               14,472
                                                                               -----------
                                                                                    93,617
                                                                               -----------

   Expenses
      Management fee                                                               205,312
      Transfer agent                                                                 9,334
      Administrative services fee                                                   27,375
      Custodian fees                                                                30,172
      Blue Sky fees                                                                  2,262
      Auditing and accounting fees                                                   9,203
      Shareholder reports                                                            4,602
      Fund accounting                                                               33,859
      Directors' fees                                                                3,681
      12b-1 service and distribution fees                                           68,437
      Legal                                                                          9,205
      Other                                                                          2,239
                                                                               -----------
         Net expenses                                                              405,681
   Net investment loss                                                            (312,064)
                                                                               -----------
   Net realized and unrealized loss on investment transactions
      Net realized loss                                                         (1,698,844)
      Net change in unrealized depreciation                                     (5,067,558)
                                                                               -----------
         Net loss on investment transactions                                    (6,766,402)
                                                                               -----------
   Net decrease in net assets resulting from operations                        $(7,078,466)
                                                                               ===========

    The accompanying notes are an integral part of the financial statements.   5

Lifetime Achievement Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                 For the Six             For the period
                                                                                 Months Ended             July 5, 2000
                                                                                June 30, 2001            (commencement)
                                                                                 (Unaudited)           to December 31, 2000

  Increase in net assets
  Operations
     Net investment loss                                                        $    (312,064)            $    (71,959)
     Net realized (loss) gain on investment transactions                           (1,698,844)               1,651,822
     Net change in unrealized depreciation on
       investments                                                                 (5,067,558)              (7,781,748)
                                                                                -------------             ------------
       Net decrease resulting from operations                                      (7,078,466)              (6,201,885)
                                                                                -------------             ------------
  Class A distributions
  Distributions from capital gains                                                      -                     (432,321)
                                                                                -------------             ------------
     Total distributions to shareholders                                                -                     (432,321)
                                                                                -------------             ------------
  Fund share transactions (Note 3)                                                 17,397,563               54,547,712
                                                                                -------------             ------------
      Net increase resulting from
        Fund share transactions                                                    17,397,563               54,547,712
                                                                                -------------             ------------
  Total increase in net assets                                                     10,319,097               47,913,506

     Net Assets beginning of period                                                47,913,506                    -
                                                                                -------------             ------------
     Net Assets end of period                                                   $  58,232,603             $ 47,913,506
                                                                                =============             ============
  Undistributed net investment income                                           $       -                 $     13,916
                                                                                =============             ============


6    The accompanying notes are an integral part of the financial statements.

Lifetime Achievement Fund, Inc.

FINANCIAL HIGHLIGHTS

                                                                                 For the Six             For the period
                                                                                 Months Ended             July 5, 2000
                                                                                June 30, 2001            (commencement)
                                                                                 (Unaudited)           to December 31, 2000


   Selected Per Share Data
   Net asset value, beginning of period                                         $       8.30                  $   10.00
                                                                                ------------                  ---------
      Loss from investment operations

      Net investment loss                                                               (.04)                      (.01)(c)
      Net loss on securities (both realized
         and unrealized)                                                                (.92)                     (1.62)
                                                                                ------------                  ---------
      Total from investment operations                                                  (.96)                     (1.63)
                                                                                ------------                  ---------

      Distributions from realized gains                                                    -                        .07
                                                                                ------------                  ---------

Net asset value, end of period                                                  $       7.34                  $    8.30
                                                                                ============                  =========

   Total return (%) (a)                                                               (11.57)                    (16.25)

   Ratios and Supplemental Data
   Net assets, end of period (in thousands)                                     $     58,233                  $  47,914
   Ratio of expenses to average net assets
      With expense reimbursement (%) (b)                                                   -                       1.50
      Without expense reimbursement (%) (b)                                             1.48                       1.98
   Ratio of net investment loss to
      average net assets (%) (b)                                                       (1.14)                      (.46)(c)
   Portfolio turnover rate (%)                                                            11                          1


(a) Total return represents aggregate total return and does not reflect a sales charge.
(b) Annualized
(c) Net investment loss is net of expenses reimbursed by Manager.



    The accompanying notes are an integral part of the financial statements.   7

--------------------------------------------------------------------------------
 LIFETIME ACHIEVEMENT FUND, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements
(Unaudited)

Lifetime Achievement Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended and was organized as a Maryland corporation on September 2, 1999. The Fund currently consists of one series of common stock. The Fund invests primarily in existing mutual funds.

The Fund is authorized to issue one billion shares of beneficial interest with a par value of $.001 per share (aggregate par value of $1,000,000). Shares of beneficial interest of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

1. Summary of Significant Accounting Policies

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. Preparation of financial statements includes the use of management estimates. Actual results could differ from those estimates.

Security Valuation -- Investments in the shares of mutual funds are valued at their net asset values as reported by such funds. Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market, Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange on which the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale at the end of regular trading will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange on which the security is traded most extensively. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets.

Security Transactions and Investment Income - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

Cash - The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 2001 the interest rate was 3.25%.

Federal Income Taxes -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

Distributions to Shareholders -- Distributions from net investment income and realized gain, if any, are declared in December.

Reclassifications -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of Amerrica. As a result, Net investment loss and Net realized losses on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. Related Parties

Manarin Investment Counsel, Ltd. (the "Manager") is the Investment Advisor of the Fund. For its services, the Manager receives a fee at an annual rate of 0.75% of the Fund's average daily net assets. For the period July 5, 2000 through December 31, 2000, the Manager limited the Fund's total operating expenses to an annual rate of 1.50% of average net assets. The $75,153 receivable from Manager for expense reimbursement represents amounts due for the period ended December 31, 2000. The total amount is considered fully collectible at June 30, 2001 with payment expected prior to the end of September 2001.

3. Fund Share Transactions

                                                                     For the Six               For the period
                                                                     Months Ended               July 5, 2000
                                                                    June 30, 2001              (commencement)
                                                                     (Unaudited)             to December 31, 2000
                                                                ----------------------      ----------------------
                                                                 Shares       Amount         Shares       Amount
                                                                ----------------------      ----------------------
Sold                                                            2,388,046  $19,202,116     5,863,304   $55,329,208
Issued on reinvestment of dividends                                                           52,691       427,856
Repurchased                                                      (230,192)  (1,804,553)     (145,124)   (1,209,352)
                                                                ----------------------      ----------------------
Net increase                                                    2,157,854  $17,397,563     5,770,871   $54,547,712
                                                                ----------------------      ----------------------

Shareholder Meeting Results
(Unaudited)


An annual shareholder meeting was held on May 29, 2001 at the Holiday Convention Center in Omaha, Nebraska. David C. Coker, Roland R. Manarin, Charles Richter, Lee Rohlfs, Bodo Treu and Jerry Vincentini were elected directors. The following matters were discussed and voted on: Election of Directors for the Fund, ratification of the selection of the accounting firm PricewaterhouseCoopers LLP to be the independent certified public accountants, and changing the Fund's borrowing policy to permit borrowing up to 30% of the value of the Fund's total assets (up from 10% previously). The proposals were approved by the following vote totals: The Directors were elected by 5,153,131 votes for, no votes against, and no abstentions, the Proposal for the selection of PricewaterhouseCoopers as accountants was approved 5,178,276 votes for, 6,057 votes against, and 68,383 votes abstaining, and there were 4,964,105 for the proposal to allow borrowing up to 30% of the Fund's asset value, 182,418 against and 106,192 abstentions.

                               BOARD OF DIRECTORS

                                 David C. Coker
                                Roland R. Manarin
                                 Charles Richter
                                   Lee Rohlfs
                                    Bodo Treu
                                Jerry Vincentini


                                    OFFICERS

                Roland R. Manarin, Chairman, President, Treasurer
                   Charles Richter, Vice President, Secretary


                                  LEGAL COUNSEL

                  Cline, Williams, Wright, Johnson & Oldfather
                                Lincoln, Nebraska


                                    CUSTODIAN

                          Brown Brothers Harriman & Co.
                              Boston, Massachusetts


                                 TRANSFER AGENT

                                   PFPC, Inc.
                               4400 Computer Drive
                              Westborough, MA 01581
                                  800-777-6472



                                    AUDITORS

                           PricewaterhouseCoopers LLP
                             Ft. Lauderdale, Florida


                                   DISTRIBUTOR

                         Manarin Securities Corporation
                         11605 West Dodge Road, Suite 1
                              Omaha, Nebraska 68154
                                  402-330-1166


                               INVESTMENT MANAGER

                        Manarin Investment Counsel, Ltd.
                         11605 West Dodge Road, Suite 1
                              Omaha, Nebraska 68154
                                  402-330-1166